Stockholders' Equity (Summary of Stock Warrants Exercisable) (Details)	Dec. 31, 2012
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	11,979,518
Common Stock Warrants Issued for Previously Issued Series A2 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	132,797
Warrants, exercise price (in Dollars per Unit)	0.046
Common Stock Warrants Issued for Previously Issued Series B Warrants [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	192,242
Warrants, exercise price (in Dollars per Unit)	0.532
Common Stock Warrants Issued for Previously Issued Series B Warrants [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	823,347
Warrants, exercise price (in Dollars per Unit)	1.035
Warrants Issued in Conjunction with Bridge Notes August 31, 2011 [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	916,644
Warrants, exercise price (in Dollars per Unit)	2.00
Warrants Issued in Conjunction with Bridge Notes August 31, 2011 [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	1,816,644
Warrants, exercise price (in Dollars per Unit)	1.00
Warrants Issued in Conjunction with Private Placement October 13 and December 30, 2011 [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	22,750
Warrants, exercise price (in Dollars per Unit)	1.20
Warrants Issued in Conjunction with Private Placement October 13 and December 30, 2011 [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	3,828,047
Warrants, exercise price (in Dollars per Unit)	1.00
Warrants Issued in Conjunction with Private Placement October 13 and December 30, 2011 [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	3,828,047
Warrants, exercise price (in Dollars per Unit)	2.00
Warrants Issued in Conjunction with Private Placement February 2 and March 30, 2012 [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	19,000
Warrants, exercise price (in Dollars per Unit)	1.20
Warrants Issued in Conjunction with Private Placement February 2 and March 30, 2012 [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	190,000
Warrants, exercise price (in Dollars per Unit)	1.00
Warrants Issued in Conjunction with Private Placement February 2 and March 30, 2012 [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	190,000
Warrants, exercise price (in Dollars per Unit)	2.00
Warrants Issued in Conjunction with Asset Purchase Agreement April 9, 2012 [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	10,000
Warrants, exercise price (in Dollars per Unit)	1.00
Warrants Issued in Conjunction with Asset Purchase Agreement April 9, 2012 [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	10,000
Warrants, exercise price (in Dollars per Unit)	2.00